Distribution Date:	12/17/21	COMM 2012-CCRE1 Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE1

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	U.S. Bank National Association
Modified Loan Detail	23		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class	Sunrise Partners Limited Partnership c/o Paloma Partners
Interest Shortfall Detail - Collateral Level	26	Representative	Management Company
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12624BAA4	1.116000%	54,970,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12624BAB2	2.350000%	116,746,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12624BAC0	3.391000%	409,198,000.00	286,820,761.58	97,262,293.44	810,507.67	0.00	0.00	98,072,801.11	189,558,468.14	59.45%	30.00%
A-SB	12624BAD8	3.053000%	72,060,000.00	2,697,812.77	1,417,006.71	6,863.69	0.00	0.00	1,423,870.40	1,280,806.06	59.45%	30.00%
A-M	12624BAF3	3.912000%	95,614,000.00	95,614,000.00	0.00	311,701.64	0.00	0.00	311,701.64	95,614,000.00	39.14%	19.75%
B	12624BAG1	4.612000%	43,143,000.00	43,143,000.00	0.00	165,812.93	0.00	0.00	165,812.93	43,143,000.00	29.98%	15.13%
C	12624BAH9	5.383457%	32,648,000.00	32,648,000.00	0.00	146,465.91	0.00	0.00	146,465.91	32,648,000.00	23.04%	11.63%
D	12624BAL0	5.383457%	50,139,000.00	50,139,000.00	0.00	224,934.27	0.00	0.00	224,934.27	50,139,000.00	12.39%	6.25%
E	12624BAN6	5.383457%	2,332,000.00	2,332,000.00	0.00	10,461.85	0.00	0.00	10,461.85	2,332,000.00	11.89%	6.00%
F	12624BAQ9	2.462000%	13,993,000.00	13,993,000.00	0.00	28,708.97	0.00	0.00	28,708.97	13,993,000.00	8.92%	4.50%
G	12624BAS5	2.462000%	15,158,000.00	15,158,000.00	0.00	31,099.16	0.00	0.00	31,099.16	15,158,000.00	5.70%	2.88%
H*	12624BAU0	2.462000%	26,819,147.00	26,819,147.00	0.00	45,389.98	0.00	0.00	45,389.98	26,819,147.00	0.00%	0.00%
V	12624BAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624BAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624BBA3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			932,820,147.00	569,364,721.35	98,679,300.15	1,781,946.07	0.00	0.00	100,461,246.22	470,685,421.20

Notional Certificates
X-A	12624BAE6	1.865479%	748,588,000.00	385,132,574.35	0.00	598,714.08	0.00	0.00	598,714.08	286,453,274.20
X-B	12624BAJ5	1.068203%	184,232,147.00	184,232,147.00	0.00	163,997.75	0.00	0.00	163,997.75	184,232,147.00
Notional SubTotal			932,820,147.00	569,364,721.35	0.00	762,711.83	0.00	0.00	762,711.83	470,685,421.20

Deal Distribution Total					98,679,300.15	2,544,657.90	0.00	0.00	101,223,958.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12624BAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12624BAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12624BAC0	700.93392827	237.69005088	1.98072246	0.00000000	0.00000000	0.00000000	0.00000000	239.67077334	463.24387739
A-SB	12624BAD8	37.43842312	19.66426187	0.09524965	0.00000000	0.00000000	0.00000000	0.00000000	19.75951152	17.77416125
A-M	12624BAF3	1,000.00000000	0.00000000	3.26000000	0.00000000	0.00000000	0.00000000	0.00000000	3.26000000	1,000.00000000
B	12624BAG1	1,000.00000000	0.00000000	3.84333333	0.00000000	0.00000000	0.00000000	0.00000000	3.84333333	1,000.00000000
C	12624BAH9	1,000.00000000	0.00000000	4.48621386	0.00000000	0.00000000	0.00000000	0.00000000	4.48621386	1,000.00000000
D	12624BAL0	1,000.00000000	0.00000000	4.48621373	0.00000000	0.00000000	0.00000000	0.00000000	4.48621373	1,000.00000000
E	12624BAN6	1,000.00000000	0.00000000	4.48621355	0.00000000	0.00000000	0.00000000	0.00000000	4.48621355	1,000.00000000
F	12624BAQ9	1,000.00000000	0.00000000	2.05166655	0.00000000	0.00000000	0.00000000	0.00000000	2.05166655	1,000.00000000
G	12624BAS5	1,000.00000000	0.00000000	2.05166645	0.00000000	0.00000000	0.00000000	0.00000000	2.05166645	1,000.00000000
H	12624BAU0	1,000.00000000	0.00000000	1.69244682	0.35921985	15.31389533	0.00000000	0.00000000	1.69244682	1,000.00000000
V	12624BAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624BAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624BBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12624BAE6	514.47869102	0.00000000	0.79979118	0.00000000	0.00000000	0.00000000	0.00000000	0.79979118	382.65811661
X-B	12624BAJ5	1,000.00000000	0.00000000	0.89016902	0.00000000	0.00000000	0.00000000	0.00000000	0.89016902	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	810,507.67	0.00	810,507.67	0.00	0.00	0.00	810,507.67	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	6,863.69	0.00	6,863.69	0.00	0.00	0.00	6,863.69	0.00
A-M	11/01/21 - 11/30/21	30	0.00	311,701.64	0.00	311,701.64	0.00	0.00	0.00	311,701.64	0.00
B	11/01/21 - 11/30/21	30	0.00	165,812.93	0.00	165,812.93	0.00	0.00	0.00	165,812.93	0.00
C	11/01/21 - 11/30/21	30	0.00	146,465.91	0.00	146,465.91	0.00	0.00	0.00	146,465.91	0.00
D	11/01/21 - 11/30/21	30	0.00	224,934.27	0.00	224,934.27	0.00	0.00	0.00	224,934.27	0.00
E	11/01/21 - 11/30/21	30	0.00	10,461.85	0.00	10,461.85	0.00	0.00	0.00	10,461.85	0.00
F	11/01/21 - 11/30/21	30	0.00	28,708.97	0.00	28,708.97	0.00	0.00	0.00	28,708.97	0.00
G	11/01/21 - 11/30/21	30	0.00	31,099.16	0.00	31,099.16	0.00	0.00	0.00	31,099.16	0.00
H	11/01/21 - 11/30/21	30	401,071.64	55,023.95	0.00	55,023.95	9,633.97	0.00	0.00	45,389.98	410,705.61
X-A	11/01/21 - 11/30/21	30	0.00	598,714.08	0.00	598,714.08	0.00	0.00	0.00	598,714.08	0.00
X-B	11/01/21 - 11/30/21	30	0.00	163,997.75	0.00	163,997.75	0.00	0.00	0.00	163,997.75	0.00
Totals			401,071.64	2,554,291.87	0.00	2,554,291.87	9,633.97	0.00	0.00	2,544,657.90	410,705.61

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	101,223,958.05
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,577,142.88	Master Servicing Fee	19,766.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,078.18
Interest Adjustments	0.00	Trustee Fee	246.73
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	759.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,577,142.88	Total Fees	22,850.85

Principal		Expenses/Reimbursements
Scheduled Principal	1,344,120.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	97,335,179.67	Special Servicing Fees (Monthly)	9,634.09
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	98,679,300.15	Total Expenses/Reimbursements	9,634.09

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,544,657.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	98,679,300.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	101,223,958.05
Total Funds Collected	101,256,443.03	Total Funds Distributed	101,256,442.99

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	569,364,721.49	569,364,721.49	Beginning Certificate Balance	569,364,721.35
(-) Scheduled Principal Collections	1,344,120.48	1,344,120.48	(-) Principal Distributions	98,679,300.15
(-) Unscheduled Principal Collections	97,335,179.67	97,335,179.67	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	470,685,421.34	470,685,421.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	571,127,523.71	571,127,523.71	Ending Certificate Balance	470,685,421.20
Ending Actual Collateral Balance	472,588,006.22	472,588,006.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹

	Scheduled	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP
	9,999,999 or less	13	78,511,471.03	16.68%	4	5.3531	1.897915	1.29 or less	5	132,387,512.33	28.13%	5	5.4070	1.171919
10,000,000 to 24,999,999		4	61,853,438.45	13.14%	5	5.5246	1.996065	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.35 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 54,999,999		1	46,138,282.99	9.80%	(6)	5.1883	1.738200	1.40 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
55,000,000 to 69,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.50 to 1.59	1	6,527,616.26	1.39%	2	5.6400	1.586800
	70,000,000 or greater	1	101,015,667.10	21.46%	5	5.3980	1.289600	1.60 to 1.69	2	15,164,625.32	3.22%	4	5.4674	1.631922
	Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505	1.70 to 1.79	1	46,138,282.99	9.80%	(6)	5.1883	1.738200
								1.80 to 1.99	3	18,346,563.35	3.90%	4	5.3270	1.893275
								2.00 or greater	7	68,954,259.32	14.65%	4	5.4238	2.577845
								Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

State	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	24	183,166,561.77	38.91%	3	5.6895	NAP
							Defeased	24	183,166,561.77	38.91%	3	5.6895	NAP
Arizona	1	894,690.58	0.19%	4	6.0490	2.754400
							Lodging	4	27,850,397.33	5.92%	4	5.4299	2.263640
Arkansas	1	1,908,673.23	0.41%	4	6.0490	2.754400
							Multi-Family	1	10,591,405.79	2.25%	5	5.3500	0.879300
California	5	26,011,458.37	5.53%	5	5.4924	1.670293
							Office	4	28,151,229.58	5.98%	4	5.2928	1.206879
Florida	2	12,188,821.23	2.59%	4	5.0839	2.047414
							Retail	10	194,922,218.28	41.41%	2	5.3017	1.578194
Georgia	3	13,273,877.28	2.82%	3	5.5699	1.909131
							Self Storage	12	26,003,608.58	5.52%	4	6.0125	2.652806
Louisiana	1	2,266,549.46	0.48%	4	6.0490	2.754400
							Totals	55	470,685,421.34	100.00%	3	5.5000	1.610505
Maryland	3	19,164,532.67	4.07%	5	5.2705	2.766525

Michigan	1	46,138,282.99	9.80%	(6)	5.1883	1.738200

Missouri	1	1,145,203.94	0.24%	4	6.0490	2.754400

Nevada	1	3,242,680.32	0.69%	4	5.7565	1.939700

New Jersey	1	11,662,767.22	2.48%	5	5.1820	0.415500

New York	4	115,377,056.17	24.51%	5	5.3673	1.459433

Oklahoma	1	2,684,071.73	0.57%	4	6.0490	2.754400

Pennsylvania	1	10,591,405.79	2.25%	5	5.3500	0.879300

South Dakota	1	1,359,929.68	0.29%	4	6.0490	2.754400

Texas	4	19,608,858.91	4.17%	4	5.6310	1.983123

Totals	55	470,685,421.34	100.00%	3	5.5000	1.610505

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning

	Note Rate	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Seasoning	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP
	5.749% or less	16	258,753,973.86	54.97%	3	5.3048	1.587343	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.750% to 6.249%	2	26,003,608.59	5.52%	4	6.0125	2.652806	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.250% or greater	1	2,761,277.12	0.59%	1	6.4000	1.168000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	19	287,518,859.57	61.09%	3	5.3793	1.679678
								Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)

	Anticipated	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Remaining	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP
	64 months or less	19	287,518,859.57	61.09%	3	5.3793	1.679678	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	19	287,518,859.57	61.09%	3	5.3793	1.679678
	Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505	Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)

	Age of Most	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg	Age of Most	# Of	Scheduled	% Of	WAM²	WAC	Weighted Avg
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	183,166,561.77	38.91%	3	5.6895	NAP	64 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	65 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	18	241,380,576.58	51.28%	5	5.4158	1.668491	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	46,138,282.99	9.80%	(6)	5.1883	1.738200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	470,685,421.34	100.00%	3	5.5000	1.610505
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100036	RT	Albany	NY	Actual/360	5.398%	455,384.14	218,303.00	0.00	05/06/22	05/06/23	--	101,233,970.10	101,015,667.10	04/06/20
2	470100002	RT	Grandville	MI	Actual/360	5.188%	199,939.46	105,347.91	0.00	N/A	06/06/21	--	46,243,630.90	46,138,282.99	11/06/21
6	470100006	MU	Bethesda	MD	Actual/360	5.725%	169,566.82	63,227.45	0.00	N/A	02/11/22	--	35,542,389.46	35,479,162.01	12/11/21
7	470100007	RT	Durham	NC	Actual/360	4.949%	119,608.47	28,998,920.89	0.00	N/A	03/11/22	--	28,998,920.89	0.00	12/11/21
8	470100008	OF	Culver City	CA	Actual/360	5.316%	111,373.33	25,140,706.51	0.00	N/A	03/11/22	--	25,140,706.51	0.00	12/09/21
9	407000085	RT	Las Vegas	NV	Actual/360	5.925%	124,743.32	50,694.69	0.00	N/A	03/11/22	--	25,266,602.82	25,215,908.13	12/11/21
10	470100010	SS	Various	Various	Actual/360	6.049%	114,962.38	45,296.73	0.00	04/06/22	04/06/32	--	22,806,225.00	22,760,928.27	12/06/21
12	470100012	RT	Las Vegas	NV	Actual/360	5.465%	99,195.84	46,869.07	0.00	N/A	02/11/22	--	21,781,336.83	21,734,467.76	12/09/21
13	407000083	MF	Novi	MI	Actual/360	5.051%	86,434.19	20,536,784.12	0.00	N/A	05/11/22	--	20,536,784.12	0.00	12/11/21
14	470100014	SS	Various	Various	Actual/360	6.100%	105,660.93	40,989.81	0.00	N/A	04/06/22	--	20,785,757.09	20,744,767.28	12/06/21
16	407000087	MU	Dania Beach	FL	Actual/360	5.531%	63,942.32	104,417.43	0.00	N/A	05/11/22	--	13,874,113.65	13,769,696.22	12/11/21
17	656100035	LO	Ocean City	MD	Actual/360	5.163%	72,696.54	58,011.19	0.00	N/A	05/06/22	--	16,896,348.36	16,838,337.17	12/06/21
18	470100018	RT	Colerain Township	OH	Actual/360	5.043%	77,300.01	18,391,991.20	0.00	N/A	03/11/22	--	18,391,991.20	0.00	12/11/21
19	470100019	LO	Kansas City	MO	Actual/360	5.760%	59,778.33	40,970.57	0.00	N/A	03/11/22	--	12,454,899.46	12,413,928.89	12/11/21
20	470100020	IN	Various	NC	Actual/360	5.549%	54,633.99	25,287.41	0.00	N/A	01/11/22	--	11,814,883.97	11,789,596.56	12/11/21
21	470100021	OF	Fairfax	VA	Actual/360	5.346%	51,790.36	25,240.66	0.00	N/A	02/11/22	--	11,624,133.16	11,598,892.50	12/11/21
22	470100022	OF	Summit	NJ	Actual/360	5.182%	50,467.62	24,060.31	0.00	N/A	05/11/22	--	11,686,827.53	11,662,767.22	12/11/21
23	656100037	OF	Various	CA	Actual/360	5.195%	43,270.27	34,210.68	0.00	N/A	05/06/22	--	9,995,056.78	9,960,846.10	12/06/21
24	407000089	MF	Indiana	PA	Actual/360	5.350%	47,322.73	23,037.40	0.00	N/A	05/11/22	--	10,614,443.19	10,591,405.79	12/11/21
27	470100027	LO	San Luis Obispo	CA	Actual/360	5.650%	38,929.13	17,351.36	0.00	N/A	04/06/22	--	8,268,134.40	8,250,783.04	12/06/21
28	470100028	RT	Bronx	NY	Actual/360	5.090%	32,666.74	24,548.29	0.00	N/A	04/11/22	--	7,701,391.76	7,676,843.47	12/11/21
29	470100029	RT	Hyattsville	MD	Actual/360	5.208%	32,694.20	16,773.05	0.00	N/A	02/11/22	--	7,532,501.86	7,515,728.81	12/11/21
30	470100030	LO	San Diego	CA	Actual/360	5.650%	33,538.94	14,948.87	0.00	N/A	04/06/22	--	7,123,315.34	7,108,366.47	12/06/21
31	407000084	RT	Austin	TX	Actual/360	5.250%	30,311.86	15,242.39	0.00	N/A	05/11/22	--	6,929,084.67	6,913,842.28	12/11/21
32	470100032	LO	Half Moon Bay	CA	Actual/360	5.650%	31,342.94	13,970.07	0.00	N/A	02/06/22	--	6,656,908.24	6,642,938.17	12/06/21
33	470100033	OF	Mesquite	TX	Actual/360	5.640%	30,745.32	13,941.47	0.00	N/A	02/11/22	--	6,541,557.73	6,527,616.26	12/11/21
34	407000088	RT	Fresno	CA	Actual/360	5.628%	29,871.29	13,314.78	0.00	N/A	05/11/22	--	6,369,709.88	6,356,395.10	12/11/21
35	407000086	RT	Ormond Beach	FL	Actual/360	4.954%	25,424.98	14,089.79	0.00	N/A	05/11/22	--	6,159,277.00	6,145,187.21	12/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	470100037	RT	Orlando	FL	Actual/360	5.216%	26,331.10	13,553.37	0.00	N/A	03/11/22	--	6,057,187.39	6,043,634.02	12/11/21
40	470100040	RT	Macon	GA	Actual/360	5.390%	24,163.44	10,051.87	0.00	N/A	04/11/22	--	5,379,615.10	5,369,563.23	12/11/21
41	470100041	RT	Snellville	GA	Actual/360	5.312%	22,813.21	10,549.80	0.00	N/A	03/11/22	--	5,153,586.73	5,143,036.93	12/11/21
42	470100042	RT	Bluffton	SC	Actual/360	5.341%	19,918.91	4,475,321.72	0.00	N/A	02/11/22	--	4,475,321.72	0.00	12/11/21
43	407000082	RT	New York	NY	Actual/360	4.707%	16,196.33	9,755.10	0.00	N/A	05/11/22	--	4,129,521.05	4,119,765.95	12/11/21
47	470100047	RT	Des Plaines	IL	Actual/360	5.798%	18,107.15	7,705.78	0.00	N/A	02/11/22	--	3,747,276.70	3,739,570.92	12/11/21
48	470100048	LO	Augusta	GA	Actual/360	6.400%	14,810.56	15,701.96	0.00	N/A	01/11/22	--	2,776,979.08	2,761,277.12	11/11/21
49	470100049	SS	Las Vegas	NV	Actual/360	5.757%	15,587.65	6,720.61	0.00	N/A	04/11/22	--	3,249,400.93	3,242,680.32	12/11/21
50	470100050	LO	Los Angeles	CA	Actual/360	5.650%	12,776.74	5,694.81	0.00	N/A	02/06/22	--	2,713,643.34	2,707,948.53	12/06/21
51	470100051	RT	Ft. Lauderdale	FL	Actual/360	5.684%	12,841.34	5,698.03	0.00	N/A	01/11/22	--	2,711,287.55	2,705,589.52	12/11/21
Totals							2,577,142.88	98,679,300.15	0.00				569,364,721.49	470,685,421.34

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,426,590.25	20,543,830.00	01/01/21	09/30/21	--	0.00	32,446.61	3,301,398.25	3,301,398.25	0.00	0.00
2	18,512,330.00	0.00	--	--	12/13/21	0.00	0.00	872,649.41	872,649.41	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	4,768,171.72	3,732,532.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,436,598.60	4,955,026.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	4,688,002.62	4,072,029.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	4,574,094.15	2,432,158.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,506,934.32	4,833,884.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,481,904.95	1,805,924.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,084,308.00	316,513.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,831,821.72	1,388,394.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	869,166.20	585,459.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	140,296.52	1,235,815.44	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,577,537.05	1,178,475.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	877,938.25	716,209.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	9,249.80	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	985,328.76	956,773.20	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	603,504.67	493,826.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,161,097.84	806,296.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1,354,084.88	516,975.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	895,720.81	506,443.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	695,479.68	602,290.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	592,287.70	509,362.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	905,003.02	544,353.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	341,565.84	495,392.00	07/01/20	06/30/21	--	0.00	0.00	30,419.95	30,419.95	0.00	0.00
49	506,971.00	398,013.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	74,816,738.55	53,625,982.22				0.00	32,446.61	4,204,467.61	4,204,467.61	9,249.80	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	470100007	28,931,720.53	Payoff Prior to Maturity	0.00	0.00
8	470100008	25,085,190.24	Payoff Prior to Maturity	0.00	0.00
13	407000083	20,490,399.91	Payoff Prior to Maturity	0.00	0.00
18	470100018	18,362,473.52	Payoff Prior to Maturity	0.00	0.00
42	470100042	4,465,395.47	Payoff Prior to Maturity	0.00	0.00
Totals		97,335,179.67		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	97,335,179.67	5.500013%	5.426683%	3
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.431618%	5.363152%	4
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.431609%	5.363145%	5
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.434487%	5.366264%	6
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.434477%	5.366255%	7
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,372,750.00	5.434466%	5.366247%	8
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.402104%	5.294194%	9
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.402158%	5.294249%	10
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.402218%	5.294310%	11
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.402271%	5.294364%	12
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	103,111,329.10	0	0.00	0	0.00	5.402345%	5.294436%	13
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	51,952,537.42	5.402396%	5.313265%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	470100002	11/06/21	0	5	872,649.41	872,649.41	0.00	46,839,804.26	10/07/20	1
Totals					872,649.41	872,649.41	0.00	46,839,804.26

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		46,138,283	0	46,138,283		0
0 - 6 Months		300,770,543	300,770,543	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		101,015,667	101,015,667	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		22,760,928	22,760,928	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	470,685,421	424,547,138	0	0	0	0
Nov-21	569,364,721	523,121,091	46,243,631	0	0	0
Oct-21	570,617,084	524,275,209	0	0	46,341,875	0
Sep-21	578,404,076	531,957,729	0	0	46,446,347	0
Aug-21	579,654,971	533,111,281	0	0	46,543,689	0
Jul-21	580,900,044	534,259,445	0	0	46,640,599	0
Jun-21	622,599,554	575,855,769	0	0	46,743,784	0
May-21	623,832,657	623,832,657	0	0	0	0
Apr-21	625,148,286	625,148,286	0	0	0	0
Mar-21	626,369,471	626,369,471	0	0	0	0
Feb-21	627,851,044	627,851,044	0	0	0	0
Jan-21	629,059,587	629,059,587	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	470100002	46,138,282.99	46,839,804.26	253,000,000.00	11/05/11	17,717,618.00	1.73820	12/31/19	06/06/21	233
Totals		46,138,282.99	46,839,804.26	253,000,000.00		17,717,618.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	470100002	RT	MI	10/07/20	1

Collateral is a super-regional mall constructed between 1999 - 2000 in Grandville, MI - 160 miles west of Detroit. The total mall consists of 1,271,094 SF, of which 635,625 SF is not part of collateral. Of the anchor tenants, only the Dick's Sporting

Good s and Celebration Cinemas (20 Screens) are part of the owned collateral. At origination other anchor tenant's included Macy's, Younkers, Sears, JCPenney and Kohl's; all of which owned their stores and underlying land. As of 2/28/2021, the Mallis currentl y 91.5% occupied. The Loan is in default since it failed to pay off on the maturity date. Cash Management Account is trapping excess cash. Borrower and Lender are in discussions to either modify the debt or a Deed-in-

lieu/Foreclosure.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification
								Modification	Modification
		Balance	Rate	Balance	Rate	Modification	Modification Booking	Closing	Effective
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100036	0.00	5.39800%	0.00	5.39800%	10	06/23/20	04/06/20	02/11/21
1	656100036	0.00	5.39800%	0.00	5.39800%	10	02/25/21	04/06/20	02/11/21
48	470100048	0.00	6.40000%	0.00	6.40000%	10	09/11/20	09/11/20	12/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	9,634.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	9,634.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,634.09

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Supplemental Notes
None

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